Annual Report

December 31, 2023

Symetra Deferred Variable Annuity Account

Symetra Deferred Variable Annuity Account
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and the Contract Owners of Symetra Deferred Variable Annuity Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that compromise Symetra Deferred Variable Annuity Account (the Separate Account), as of December 31, 2023, the related statements of operations and changes in net assets for each of the years in the two‑year period then ended, and the related notes (collectively, the financial statements) and the accumulation unit values in Note 6 (the financial highlights) for each of the years in the four‑year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of its operations and changes in net assets for each of the years in the two‑year period then ended, and the financial highlights for each of the years in the four‑year period then ended, in conformity with U.S. generally accepted accounting principles.

The financial highlights for the year ended December 31, 2019 were audited by other independent registered public accountants whose report, dated April 30, 2020, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with fund companies or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provides a reasonable basis for our opinion.

/s/ KPMG LLP
We have served as the auditor of the Separate Account since 2020.
Seattle, Washington
April 24, 2024

Symetra Deferred Variable Annuity Account
Report of Independent Registered Public Accounting Firm (Continued)

Appendix

DWS Capital Growth VIP B
DWS CROCI International VIP – Class B
Pioneer Bond VCT Class I
Pioneer Fund VCT Class I
Pioneer Mid Cap Value VCT Class I
Pioneer Select Mid Cap Growth VCT Class I

Symetra Deferred Variable Annuity Account
Statements of Assets and Liabilities
As of December 31, 2023

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Net Assets	Accumulation Units Outstanding
DWS Capital Growth VIP B	2,928	$91,810	$109,703	$109,703	1,061
DWS CROCI International VIP - Class B	4,990	36,934	37,325	37,325	1,640
Pioneer Bond VCT Class I	41,484	454,260	393,681	393,681	5,448
Pioneer Fund VCT Class I	10,304	170,621	164,969	164,969	4,781
Pioneer Mid Cap Value VCT Class I	127,323	1,612,209	1,426,020	1,426,020	9,090
Pioneer Select Mid Cap Growth VCT Class I	151,489	3,827,630	3,335,794	3,335,794	15,085

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Deferred Variable Annuity Account
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2023

Sub-Account	Net Assets as of January 1, 2023	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2023
DWS Capital Growth VIP B	$80,423	$—	$(1,233)	$(1,233)	$131	$3,933	$26,449	$30,513	$29,280	$—	$—	$—	$29,280	$109,703
DWS CROCI International VIP - Class B	31,857	1,031	(413)	618	(47)	—	4,897	4,850	5,468	—	—	—	5,468	37,325
Pioneer Bond VCT Class I	544,468	16,722	(5,173)	11,549	(39,658)	—	50,672	11,014	22,563	—	(173,350)	(173,350)	(150,787)	393,681
Pioneer Fund VCT Class I	129,492	1,266	(1,714)	(448)	(1,414)	5,922	31,417	35,925	35,477	—	—	—	35,477	164,969
Pioneer Mid Cap Value VCT Class I	1,342,752	26,851	(16,319)	10,532	(228,545)	155,995	205,489	132,939	143,471	192,487	(252,690)	(60,203)	83,268	1,426,020
Pioneer Select Mid Cap Growth VCT Class I	3,166,097	—	(38,187)	(38,187)	(159,049)	—	705,372	546,323	508,136	—	(338,439)	(338,439)	169,697	3,335,794

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Deferred Variable Annuity Account
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2022

Sub-Account	Net Assets as of January 1, 2022	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2022
DWS Capital Growth VIP B	$117,802	$—	$(1,093)	$(1,093)	$136	$14,767	$(51,189)	$(36,286)	$(37,379)	$—	$—	$—	$(37,379)	$80,423
DWS CROCI International VIP - Class B	37,278	951	(386)	565	(66)	—	(5,920)	(5,986)	(5,421)	—	—	—	(5,421)	31,857
Pioneer Bond VCT Class I	665,337	14,224	(7,033)	7,191	(3,633)	12,345	(115,987)	(107,275)	(100,084)	983	(21,768)	(20,785)	(120,869)	544,468
Pioneer Fund VCT Class I	162,789	924	(1,678)	(754)	(1,152)	22,310	(53,701)	(32,543)	(33,297)	—	—	—	(33,297)	129,492
Pioneer Mid Cap Value VCT Class I	1,566,605	28,304	(16,444)	11,860	(14,822)	547,333	(646,129)	(113,618)	(101,758)	—	(122,095)	(122,095)	(223,853)	1,342,752
Pioneer Select Mid Cap Growth VCT Class I	5,078,231	—	(43,477)	(43,477)	(38,818)	700,286	(2,190,255)	(1,528,787)	(1,572,264)	2,640	(342,510)	(339,870)	(1,912,134)	3,166,097

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Deferred Variable Annuity Account
Notes to Financial Statements

1.ORGANIZATION

Symetra Deferred Variable Annuity Account (the “Separate Account”) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company (“Symetra Life”), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units (“Units”). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies (“Mutual Funds”) as indicated below. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.

Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of
Symetra Life’s or Symetra Financial Corporation's other business activities.

The Statements of Operations and Changes in Net Assets are reported for the years ended December 31, 2023 and December 31, 2022 for the following sub-accounts, except as noted in footnote 1 to the table below.

Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
Deutsche Variable Series I and II
DWS Capital Growth VIP B	DWS Capital Growth VIP - Class B
DWS CROCI International VIP - Class B	DWS CROCI International VIP - Class B
DWS Government Money Market VIP - Class A1	DWS Government Money Market VIP - Class A

Pioneer Variable Contracts Trust
Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I
Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I
Pioneer Mid Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I
Pioneer Select Mid Cap Growth VCT Class I	Pioneer Select Mid Cap Growth VCT Portfolio — Class I

    1 There was no activity in the current year and the prior year and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2023.

2.SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC).

INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority (“Level 1”), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities (“Level 2”) and significant unobservable inputs, including the reporting entity’s estimates of the assumptions that market participants would use, having the lowest priority
(“Level 3”).

The availability of observable market information is the principal factor in determining the level to which the Separate Account’s investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Deferred Variable Annuity Account
Notes to Financial Statements

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.

INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.

DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a “Life Insurance Company” under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

3.EXPENSES AND RELATED PARTY TRANSACTIONS

Symetra Life assumes mortality and expense (“M&E”) risks related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.20 percent of the average daily net assets of the Separate Account. This charge is included in the net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets.

Symetra Life also deducts an annual contract maintenance charge of $30 for each contract from the Separate Account contract values. The maintenance charge is reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to all products.

A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year. These charges are reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender charge is reflected as transfers out in the accompanying Statements of Operations and Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectus.

4.INVESTMENT TRANSACTIONS

The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended
December 31, 2023.

Sub-Account	Purchases	Proceeds From Sales
DWS Capital Growth VIP B	$3,933	$1,233
DWS CROCI International VIP - Class B	1,031	413
Pioneer Bond VCT Class I	16,722	178,521
Pioneer Fund VCT Class I	7,187	1,714
Pioneer Mid Cap Value VCT Class I	375,289	268,966
Pioneer Select Mid Cap Growth VCT Class I	—	376,626

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Deferred Variable Annuity Account
Notes to Financial Statements
5. CHANGES IN ACCUMULATION UNITS OUTSTANDING

The changes in the Units outstanding for the years ended December 31, 2023, and 2022 were as follows:

	2023			2022
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
DWS Capital Growth VIP B	—	—	—	—	(1)	(1)
Pioneer Bond VCT Class I	—	(2,514)	(2,514)	13	(300)	(287)
Pioneer Mid Cap Value VCT Class I	1,379	(1,800)	(421)	—	(835)	(835)
Pioneer Select Mid Cap Growth VCT Class I	—	(1,719)	(1,719)	11	(1,566)	(1,555)

Symetra Deferred Variable Annuity Account
Notes to Financial Statements

6.ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and the Units outstanding for sub-accounts of the Symetra Deferred Variable Annuity Account, net investment income ratios and the expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2023.

	As of December 31,			For the Year Ended December 31,
Sub-Account Year Ended	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
DWS Capital Growth VIP B
2023	$103.434	1,061	$109,703	—%	1.20%	36.53%
2022	75.758	1,061	80,423	—	1.20	(31.73)
2021	110.968	1,062	117,802	—	1.20	0.21
2020	91.712	1,062	97,361	0.26	1.20	37.05
2019	66.921	1,062	71,041	0.10	1.20	35.16
DWS CROCI International VIP - Class B
2023	22.752	1,640	37,325	2.99	1.20	17.16
2022	19.419	1,640	31,857	2.95	1.20	(14.55)
2021	22.725	1,640	37,278	2.15	1.20	7.64
2020	21.112	1,640	34,634	3.24	1.20	1.27
2019	20.847	1,640	34,200	2.73	1.20	19.79
Pioneer Bond VCT Class I
2023	72.266	5,448	393,681	3.90	1.20	5.68
2022	68.379	7,962	544,468	2.43	1.20	(15.22)
2021	80.657	8,249	665,337	2.22	1.20	(0.82)
2020	81.323	9,882	803,656	3.03	1.20	7.41
2019	75.715	12,578	952,307	3.26	1.20	7.97
Pioneer Fund VCT Class I
2023	34.506	4,781	164,969	0.88	1.20	27.39
2022	27.086	4,781	129,492	0.66	1.20	(20.45)
2021	34.050	4,781	162,789	0.32	1.20	26.45
2020	26.927	4,781	128,730	0.77	1.20	22.80
2019	21.928	4,781	104,833	1.03	1.20	29.77
Pioneer Mid Cap Value VCT Class I
2023	156.879	9,090	1,426,020	1.97	1.20	11.12
2022	141.182	9,511	1,342,752	2.06	1.20	(6.76)
2021	151.423	10,346	1,566,605	1.01	1.20	28.12
2020	118.186	12,425	1,468,413	1.25	1.20	0.92
2019	117.110	13,535	1,585,127	1.27	1.20	26.91
Pioneer Select Mid Cap Growth VCT Class I
2023	221.129	15,085	3,335,794	—	1.20	17.36
2022	188.421	16,804	3,166,097	—	1.20	(31.88)
2021	276.603	18,359	5,078,231	—	1.20	6.78
2020	259.040	19,955	5,169,011	—	1.20	37.51
2019	188.376	20,213	3,807,716	—	1.20	31.50

1 These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual
Fund, net of management fees assessed by the Mutual Fund manager, divided by the trading days' average net assets. These ratios exclude those expenses, such as mortality and expense risk charges that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.
2 These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.

Symetra Deferred Variable Annuity Account
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

3 These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Funds, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of Units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

7.SUBSEQUENT EVENTS

The Separate Account has evaluated subsequent events through April 24, 2024, the date on which the Separate Account’s financial statements were available to be issued.